Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]
As of December 31, 2015 and 2016, equity method investments consisted of the following:

	December 31,
	2015		2016
	Amount	Holding %	Amount	Holding %
	(in thousands)

Viewsil Microelectronics (Kunshan) Limited	$3,629	49.00	2,318	49.00
Iris Optronics Co., Ltd.	19	1.98	44	2.06
	$3,648		2,362